Note 6 - Other Assets	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of other assets [text block]
6.	Other assets:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2024	2023	2023

Accounts receivable	$4,149	$3,858	$3,406
Prepaid expenses and other	20,195	22,130	19,491
Property and equipment	24,180	6,536	6,698
Right-of-use assets	3,255	3,427	3,948
Deferred income tax asset	3,075	4,058	2,003
Interest rate swap	587	1,517	49
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	2,692	2,791	3,086

	$64,840	$51,024	$45,388

a)

In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. (“Stablecorp”) for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.